SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Nov. 30, 2011
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

XYRATEX LTD

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

	Balance at beginning of period	Charged to costs and expenses	Acquisition	Charged to other accounts	Deductions	Balance at end of period
	(U.S. dollars in thousands)
Year ended November 30, 2011:
Deferred tax valuation allowance	$1,009	—	—	3,742	—	$4,751
Warranty provision	$5,585	3,780	—	—	(4,437)	$4,928
Allowance for doubtful accounts	$310	—	—	—	(162)	$148
Year ended November 30, 2010:
Deferred tax valuation allowance	$33,888	—	—	(32,879)	—	$1,009
Warranty provision	$3,537	6,055	—	—	(4,007)	$5,585
Allowance for doubtful accounts	$1,730	—	—	—	(1,420)	$310
Year ended November 30, 2009:
Deferred tax valuation allowance	$29,466	—	—	4,422	—	$33,888
Warranty provision	$3,954	3,210	—	—	(3,627)	$3,537
Allowance for doubtful accounts	$640	1,195	—	—	(105)	$1,730